SUBSEQUENT EVENTS (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		12 Months Ended
	Jan. 23, 2024	Jan. 16, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Purchase obligation	$ 2,900		$ 2,895	$ 1,457	$ 3,238	$ 1,000
Senior Secured Original Issue Discount Convertible Note | Convertible Notes Payable
Subsequent Event [Line Items]
Interest rate			6.00%
8.00% Convertible Notes | Convertible Debt
Subsequent Event [Line Items]
Interest rate	8.00%
Aggregate principal amount	$ 6,400
Conversion price (dollars per share)	$ 0.15
Term Note | Secured Debt
Subsequent Event [Line Items]
Interest rate	12.00%
Aggregate principal amount	$ 1,600
Subsequent Event
Subsequent Event [Line Items]
Purchase obligation	2,900
Proceeds from issuance of debt	7,500
Subsequent Event | Senior Secured Original Issue Discount Convertible Note | Convertible Notes Payable
Subsequent Event [Line Items]
Convertible debt		$ 5,200
Purchase obligation	2,900	$ 2,900
Subsequent Event | Convertible Notes and Term Notes | Chief Executive Officer, Chief Financial Officer And Director
Subsequent Event [Line Items]
Aggregate principal amount	$ 450
Subsequent Event | 8.00% Convertible Notes | Convertible Debt
Subsequent Event [Line Items]
Interest rate	8.00%	8.00%
Aggregate principal amount	$ 6,400
Conversion price (dollars per share)	$ 0.15
Subsequent Event | Term Note | Secured Debt
Subsequent Event [Line Items]
Interest rate	12.00%
Aggregate principal amount	$ 1,600